Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	Dec. 31, 2024
Office furniture [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and equipment estimated useful lives	5 years
Transportation equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and equipment estimated useful lives	4 years
Buildings and facilities attached to buildings [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and equipment estimated useful lives	20 years
Minimum [Member] | Machinery and electronic equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and equipment estimated useful lives	3 years
Maximum [Member] | Machinery and electronic equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and equipment estimated useful lives	10 years